2. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Patent Costs	$ 75,000	$ 75,000
Other assets	326,000	283,000
Revenue from two entities	$ 653,000	$ 2,900,000
Percentage of revenue from two entities	65.00%	85.00%
Receivables From Customer	27.00%	48.00%